Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	0000909427
Amendment Flag	false
Document Creation Date	Oct. 01, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Risk/Return:
Trading Symbol	ASTEX
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	FSTTX
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	ASTFX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	LTEBX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	LTXBX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	LTXCX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	LTXFX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	LTEFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AFTEX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	TEBFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	TEBCX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	AFTFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	TEAFX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Risk/Return:
Trading Symbol	AMHIX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Risk/Return:
Trading Symbol	ABHMX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Risk/Return:
Trading Symbol	AHICX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	ABHFX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	AHMFX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Risk/Return:
Trading Symbol	NYAAX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Risk/Return:
Trading Symbol	NYABX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Risk/Return:
Trading Symbol	NYACX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Risk/Return:
Trading Symbol	NYAEX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Risk/Return:
Trading Symbol	NYAFX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class A
Risk/Return:
Trading Symbol	TAFTX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class B
Risk/Return:
Trading Symbol	TECBX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class C
Risk/Return:
Trading Symbol	TECCX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class F-1
Risk/Return:
Trading Symbol	TECFX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class F-2
Risk/Return:
Trading Symbol	TEFEX